THE NEVIS FUND, INC.

                       SEMI-ANNUAL REPORT TO SHAREHOLDERS
                                NOVEMBER 30, 1999

STATEMENT OF NET ASSETS                                    THE NEVIS FUND, INC.
November 30, 1999                                             (unaudited)

                                                                      Market
                                                                      Value
                                                     Shares            (000)
                                                    ---------       -----------


COMMON STOCKS (91.2%)

BROADCASTING, NEWSPAPERS & ADVERTISING (9.6%)
   Acme Communications Inc*                           40,000         $ 1,352
   Clear Channel Communications*                      48,400           3,890
   Entercom Communications*                           10,000             572
   Radio One*                                         11,500             727
   Salem Communications Cl A*                         25,000             417
   Wireless Facilities*                               10,000             540
-------------------------------------------------------------------------------
                                                                       7,498
-------------------------------------------------------------------------------
CONTAINERS & PACKAGING (0.8%)
   US Can*                                            32,700             585
-------------------------------------------------------------------------------
                                                                         585
-------------------------------------------------------------------------------
DEFENSE EQUIPMENT (2.8%)
   Armor Holdings*                                   181,600           2,145
-------------------------------------------------------------------------------
                                                                       2,145
-------------------------------------------------------------------------------
MEDICAL PRODUCTS & SERVICES (5.4%)
   Connetics*                                        502,300           3,391
   Staar Surgical*                                    40,000             395
   Women First Healthcare *                           72,400             443
-------------------------------------------------------------------------------
                                                                       4,229
-------------------------------------------------------------------------------
MISCELLANEOUS BUSINESS SERVICES (43.9%)
   CSG Systems International*                         65,600           2,862
   Hyperion Solutions*                               170,000           4,654
   Integrated Systems*                               101,900           2,923
   Network Associates*                               140,600           3,550
   Primus Knowledge Solution*                        200,500           9,624
   Rational Software*                                107,750           5,509
   Software.com*                                      25,000           2,427
   Transaction Systems Architects*                    75,200           2,627
-------------------------------------------------------------------------------
                                                                      34,176
-------------------------------------------------------------------------------
PROFESSIONAL SERVICES (0.1%)
   Caliber Learning Network*                          39,400              78
-------------------------------------------------------------------------------
                                                                          78
-------------------------------------------------------------------------------
RETAIL (3.9%)
   Peapod Inc*                                       345,500           3,002
-------------------------------------------------------------------------------
                                                                       3,002
-------------------------------------------------------------------------------
SEMI-CONDUCTORS/INSTRUMENTS (5.5%)
   Vicor*                                             89,675           2,903
   Vitesse Semiconductor*                             31,000           1,397
-------------------------------------------------------------------------------
                                                                       4,300
-------------------------------------------------------------------------------
                                                                   3

STATEMENT OF NET ASSETS                                    THE NEVIS FUND, INC.
November 30, 1999 (concluded)                                        (unaudited)

                                                   Shares/Face         Market
                                                      Amount            Value
                                                      (000)            (000)
                                                   -----------      ------------
TELEPHONES & TELECOMMUNICATION (19.2%)
   American Tower Systems*                           247,560         $ 6,467
   Convergent Communications*                        157,000           1,717
   Global TeleSystems Group*                         100,000           3,194
   Net2Phone*                                         30,000           1,740
   SBA Communications*                               159,000           1,828
-------------------------------------------------------------------------------
                                                                      14,946
-------------------------------------------------------------------------------
   TOTAL COMMON STOCKS
     (Cost $53,708)                                                   70,959
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT (12.4%)
J.P. Morgan
   5.250%, dated 11/30/99, matures
   12/1/99, repurchase price $9,652,966
   (collateralized by U.S. Treasury
   Instruments: total market value
   $9,895,255) (A)                                    $9,653           9,653
-------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
     (Cost $9,653)                                                     9,653
-------------------------------------------------------------------------------
TOTAL INVESTMENTS (103.6%)
     (Cost $63,361)                                                   80,612
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET (-3.6%)                             (2,835)
-------------------------------------------------------------------------------
NET ASSETS:
   Portfolio shares (100,000,000 shares
     authorized -- par value $.01 per share authorized)
     based on 2,458,744 outstanding shares of common stock            60,307
   Accumulated net investment loss                                      (176)
   Accumulated net realized gain on investments                          395
   Net unrealized appreciation on investments                         17,251
--------------------------------------------------------------------------------
TOTAL NET ASSETS (100.0%)                                            $77,777
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   Net Asset Value, Offering and Redemption Price Per Share          $ 31.63
--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY
CL -- CLASS
(A) -- TRI-PARTY REPURCHASE AGREEMENT
      The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS                                     THE NEVIS FUND, INC.
For the Period Ended November 30, 1999                               (unaudited)

--------------------------------------------------------------------------------
                                                                     6/1/99
                                                                        to
                                                                    11/30/99
                                                                      (000)
                                                                   ------------
INVESTMENT INCOME:
    Interest Income                                                   $   58
-------------------------------------------------------------------------------
Total Investment Income                                                   58
-------------------------------------------------------------------------------
EXPENSES:
    Investment Advisory Fees (See Note 4)                                227
-------------------------------------------------------------------------------
Total Expenses                                                           227
-------------------------------------------------------------------------------
Net Investment Loss                                                    (169)
-------------------------------------------------------------------------------
Net Realized Gain on Investments                                       2,986
Net Change in Unrealized Appreciation on Investments                  16,521
-------------------------------------------------------------------------------
Net Realized and Unrealized Gain on Investments                       19,507
-------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations                 $19,338
===============================================================================

The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS                         THE NEVIS FUND, INC.
For the six-month period ended November 30, 1999 (unaudited) and for the year ended May 31, 1999

------------------------------------------------------------------------------
                                                     6/1/99      6/29/98*
                                                       to           to
                                                    11/30/99      5/31/99
                                                      (000)        (000)
                                                  ----------   -------------
INVESTMENT ACTIVITIES:
    Net Investment Loss                           $    (169)      $     (23)
    Net Realized Gain on Investments                  2,986            2,045
     Net Change in Unrealized Appreciation
      on Investments                                 16,521              730
-------------------------------------------------------------------------------
    Net Increase in Net Assets Resulting
      From Operations                                19,338            2,752
-------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
    Net Investment Income                                 --              --
    Realized Capital Gains                           (4,620)              --
-------------------------------------------------------------------------------
    Total Distributions                              (4,620)              --
-------------------------------------------------------------------------------
SHARE TRANSACTIONS:
    Proceeds from Shares Issued                      53,309            7,239
    Reinvestment of Cash Distributions                4,421               --
    Cost of Shares Repurchased                       (4,646)             (16)
-------------------------------------------------------------------------------
    Increase in Net Assets from Capital
     Share Transactions                              53,084            7,223
-------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                         67,802            9,975
-------------------------------------------------------------------------------
NET ASSETS:
    Beginning of Period                               9,975               --
-------------------------------------------------------------------------------
NET ASSETS:
    End of Period                                    77,777           $9,975
===============================================================================
CAPITAL SHARE TRANSACTIONS:
    Shares Issued                                     1,956              526
    Shares Issued in Lieu of Cash Distributions         153               --
    Shares Redeemed                                    (175)              (1)
-------------------------------------------------------------------------------
NET INCREASE IN CAPITAL SHARES TRANSACTIONS           1,934              525
===============================================================================
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
* COMMENCEMENT OF OPERATIONS

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS                                  THE NEVIS FUND, INC.
For a Share Outstanding for the Period Ended November 30, 1999 (unaudited) For the Year Ended May 31, 1999



                                   Realized                                                                     Ratio
              Net                     and                      Net                      Net                    of Net
             Asset                Unrealized  Distributions   Asset                   Assets       Ratio     Investment
             Value        Net        Gains        From        Value                     End     of Expenses     Loss      Portfolio
           Beginning  Investment      on         Capital       End         Total     of Period  to Average   to Average   Turnover
           of Period     Loss     Securities      Gains     of Period    Return+       (000)    Net Assets   Net Assets     Rate
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
1999         $19.01     $(0.03)     $15.30        $(2.65)     $31.63       81.65%     $77,777       1.50%*      (1.12)%*    38.94%
1999(1)       10.00      (0.01)       9.02            --       19.01       90.10        9,975       1.50*       (1.03)*    251.60
------------------------------------------------------------------------------------------------------------------------------------

  *  ANNUALIZED
  +  TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
 (1) THE NEVIS FUND, INC. COMMENCED OPERATIONS ON JUNE 29, 1998.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                              THE NEVIS FUND, INC.
November 30, 1999                                                 (unaudited)

1. ORGANIZATION:

THE NEVIS FUND, INC. (the "Fund") was incorporated in Maryland on February 20, 1998. The Fund is registered under the Investment Company Act of 1940, as amended, as a non-diversified open-end management investment company. The Fund's prospectus provides a description of the Fund's investment goals and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

   SECURITY VALUATION -- Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price from the exchange where the security is primarily traded. If no sales are reported, as in the case of some securities traded over-the-counter, the market value is determined by using the last reported bid price. Short term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily available is determined in good faith at fair value following procedures approved by the Board of Directors.

   FEDERAL INCOME TAXES -- It is the Fund's intention to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for federal income taxes is required.

   SECURITY TRANSACTIONS AND RELATED INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are based on the specific identification method. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-date.

   NET ASSET VALUE PER SHARE -- The net asset value per share of the Fund is calculated on each business day by dividing the total value of assets, less liabilities, by the number of shares outstanding.

   DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

   Distributions from net investment income and net realized capital gains are determined in accordance with the U.S. federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital in the period that the differences arise. These reclassifications have no effect on net assets or net asset value.

   USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. ORGANIZATIONAL COSTS AND TRANSACTIONS WITH AFFILIATES:

Organizational costs have been capitalized by the Fund and are being amortized over sixty months commencing on the date of inception of the Fund. In the event the initial shares of the Fund are redeemed by any holder thereof during the period that the Fund is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Fund will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

4. INVESTMENT MANAGEMENT ARRANGEMENTS:

The Fund and Nevis Capital Management, Inc. (the "Adviser") are parties to an Investment Management Agreement under which the Adviser receives an annual fee equal to 1.50% of the average daily net assets of the Fund. Pursuant to its Investment Management Agreement with the Fund, the Adviser has agreed to bear all ordinary expenses incurred by the Fund in the conduct of its operations. The Fund will bear any extraordinary expenses incurred in the course of its business.

5. ADMINISTRATION, TRANSFER AGENCY AND SERVICES, CUSTODIAN AND DISTRIBUTION
   AGREEMENTS:

As discussed above, the Adviser has agreed to bear all ordinary expenses incurred in the conduct of the Fund's operations. This includes the following contractual relationships:

The Fund and SEI Investments Mutual Funds Services (the "Administrator") are parties to an Administration Agreement under which the Administrator provides administrative services for an annual fee, computed daily and paid monthly, at the annual rate of 0.12% of the first $100 million of the average daily net assets of the Fund, 0.10% of the next $100 million of such assets, and 0.08% of such assets in excess of $200 million subject to a minimum annual fee of $90,000.

Forum Shareholder Services, LLC (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent

\

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)                 THE NEVIS FUND, INC.
November 30, 1999                                                 (unaudited)

for the Fund under a Transfer Agency and Services Agreement with the Fund.

The Fund and SEI Investments Distribution Co. (the "Distributor") are parties to a Distribution Agreement. The Distributor receives no fees for its distribution services under this agreement.

First Union National Bank serves as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

6. INVESTMENT TRANSACTIONS:
The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period ended November 30, 1999 were as follows:

                                           The Nevis Fund, Inc.
                                                   (000)
                                             -----------------
Purchases
  U.S. Gov't ............................        $     --
  Other .................................          55,085
Sales
  U.S. Gov't ............................        $     --
  Other .................................          11,832

At November 30, 1999, the total cost of securities and the net realized gains or losses on securities sold for federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Fund at November 30, 1999, is as follows:

                                           The Nevis Fund, Inc.
                                                   (000)
                                             -----------------

Aggregate gross unrealized
  appreciation .........................         $19,775
Aggregate gross unrealized
  depreciation .........................          (2,524)
                                                 -------
Net unrealized appreciation ............         $17,251
                                                 =======

                                      NOTES

                               INVESTMENT ADVISER
                         Nevis Capital Management, Inc.
                              1119 St. Paul Street
                               Baltimore, MD 21202

                                  ADMINISTRATOR
                      SEI Investments Mutual Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                   DISTRIBUTOR
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                  LEGAL COUNSEL
                               Piper & Marbury LLP
                              36 S. Charles Street
                               Baltimore, MD 21201

                         INDEPENDENT PUBLIC ACCOUNTANTS
                               Arthur Andersen LLP
                               1601 Market Street
                           Philadelphia, PA 19103-2499

NEV-F-002-02

                                                                  12

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